Capital Contribution and Partners' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Partners' Capital Notes [Abstract]
Partners' Capital Notes Disclosure [Text Block]
(3)      Capital Contribution and Partners’ Equity

The General Partner and organizational limited partner have made initial capital contributions totaling $1,000 to the Partnership.  Upon closing of the minimum offering the organizational limited partner will withdraw, its initial capital contribution of $990 will be returned, the General Partner will receive Incentive Distribution Rights (defined below), and will be reimbursed for its documented third party out-of-pocket expenses incurred in organizing the Partnership and offering the Units.

The Partnership intends to raise capital through a “best-efforts” offering of Units by the Managing Dealer. Under the agreement with the Managing Dealer, the Managing Dealer will receive a total of 6% in selling commissions and a marketing expense allowance based on gross proceeds of the Units sold.  The Managing Dealer will also be paid a contingent incentive fee which is a cash payment of up to an amount equal to 4% of gross proceeds of the Units sold as outlined in the prospectus based on the performance of the Partnership.

The minimum offering must be sold before January 23, 2017 or the offering will terminate and investors’ subscription payments will be refunded to investors. Pending sale of such minimum offering amount, investors’ subscription payments will be placed in an escrow account. As of June 30, 2015 subscriptions totaling approximately $20.0 million had been received in the escrow account.  In addition, pursuant to the Partnership Agreement, the Partnership expects to issue to the Manager 100,000 class B units.

Prior to “Payout,” which is defined below, all of the distributions made by the Partnership, if any, will be paid to the holders of Units.  Accordingly, the Partnership will not make any distributions with respect to the Incentive Distribution Rights or with respect to class B units and will not make the contingent, incentive payments to the Managing Dealer, until Payout occurs.

The Partnership Agreement provides that Payout occurs on the day when the aggregate amount distributed with respect to each of the Units equals $20.00 plus the Payout Accrual.  The Partnership Agreement defines “Payout Accrual” as 7% per annum simple interest accrued monthly until paid on the Net Investment Amount outstanding from time to time.  The Partnership Agreement defines Net Investment Amount initially as $20.00 per Unit, regardless of the amount paid for the Unit.  If at any time the Partnership distributes to holders of Units more than the Payout Accrual, the amount the Partnership distributes in excess of the Payout Accrual will reduce the Net Investment Amount.

All distributions made by the Partnership after Payout, which may include all or a portion of the proceeds of the sale of all or substantially all of the Partnership’s assets, will be made as follows:

·
First, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the Managing Dealer as its contingent, incentive fee until the Managing Dealer receives incentive fees equal to 4% of the gross proceeds of the offering of common units; and then

·	Thereafter, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the holders of the Units.

All items of income, gain, loss and deduction will be allocated to each Partner’s capital account in a manner generally consistent with the distribution procedures outlined above.

(3)      Capital Contribution and Partners’ Equity

The General Partner and organizational limited partner have made initial capital contributions totaling $1,000 to the Partnership.  Upon closing of the minimum offering the organizational limited partner will withdraw, its initial capital contribution of $990 will be returned, the General Partner will receive Incentive Distribution Rights (defined below), and will be reimbursed for its documented third party out-of-pocket expenses incurred in organizing the Partnership and offering the Units.

The Company intends to raise capital through a “best-efforts” offering of Units by the Managing Dealer. Under the agreement with the Managing Dealer, the Managing Dealer will receive a total of 6% in selling commissions and a marketing expense allowance based on gross proceeds of the Units sold.  The Managing Dealer will also be paid a contingent incentive  fee which is a cash payment of up to an amount equal to 4% of gross proceeds of the Units sold as outlined in the prospectus based on the performance of the Partnership.  The planned fees under the Dealer Manager Agreement have changed from the December 31, 2013 financial statements.

The minimum offering must be sold before January 23, 2017 or the offering will terminate and investors’ subscription payments   will be refunded to investors. Pending sale of such minimum offering amount, investors’ subscription payments will be placed in an escrow account. In addition, pursuant to the Partnership Agreement, the Partnership expects to issue to a Manager 100,000 class B units.

Prior to “Payout,” which is defined below, all of the distributions made by the Partnership, if any, will be paid to the holders of Units.  Accordingly, the Partnership will not make any distributions with respect to the Incentive Distribution Rights or with respect to class B units and will not make the contingent, incentive payments to the Managing Dealer, until Payout occurs.

The Partnership Agreement provides that Payout occurs on the day when the aggregate amount distributed with respect to each of the Units equals $20.00 plus the Payout Accrual.  The Partnership Agreement defines “Payout Accrual” as 7% per annum simple interest accrued monthly until paid on the Net Investment Amount outstanding from time to time.  The Partnership Agreement defines Net Investment Amount initially as $20.00 per Unit, regardless of the amount paid for the Unit.  If at any time the Partnership distributes to holders of Units more than the Payout Accrual, the amount the Partnership distributes in excess of the Payout Accrual will reduce the Net Investment Amount.

All distributions made by the Partnership after Payout, which may include all or a portion of the proceeds of the sale of all or substantially all of the Partnership’s assets, will be made as follows:

·
First, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the Managing Dealer as its contingent, incentive fee until the Managing Dealer receives incentive fees equal to 4% of the gross proceeds of the offering of common units; and then

·	Thereafter, 35% to the holders of the Incentive Distribution Rights, 35% to the holders of the class B units and 30% to the holders of the Units.

The distribution structure under the Partnership Agreement has changed from the December 31, 2013 financial statements.

All items of income, gain, loss and deduction will be allocated to each Partner’s capital account in a manner generally consistent with the distribution procedures outlined above.